Warrants (Details) - Schedule of fair value of warrants estimated using black-scholes option pricing model	12 Months Ended
Dec. 31, 2021
Schedule of fair value of warrants estimated using black-scholes option pricing model [Abstract]
Volatility	115.00%
Expected term (years)	6 years
Risk-free interest rate	0.85%
Expected dividend yield